Earnings Per Share - Basic And Diluted Earnings Per Share (Detail) - KRW (₩)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings per share [abstract]
Profit attribute to controlling interest	₩ 690,685,596,779	₩ 1,125,379,754,922	₩ 1,698,202,436,726
Weighted-average number of common shares outstanding	75,620,779	75,767,552	75,869,542
Basic earnings per share	₩ 9,134	₩ 14,853	₩ 22,383
Total number of common shares issued	81,350,016	83,761,569	84,571,230
Weighted-average number of treasury shares	(5,729,237)	(7,994,017)	(8,701,688)